Available-for-sale securities/Investment securities - Balances recognised under AASB 9 (Details) - AUD ($) $ in Millions	Sep. 30, 2020	Sep. 30, 2019
Available-for-sale securities/Investment securities
Investment securities	$ 91,539	$ 73,401
AASB 9 Financial Instruments
Available-for-sale securities/Investment securities
Investment securities	91,539	73,401
AASB 9 Financial Instruments | FVOCI
Available-for-sale securities/Investment securities
Investment securities	90,555	72,581
AASB 9 Financial Instruments | Amortised cost
Available-for-sale securities/Investment securities
Investment securities	984	820
AASB 9 Financial Instruments | Amortised cost | Gross amount
Available-for-sale securities/Investment securities
Investment securities	1,011	829
AASB 9 Financial Instruments | Amortised cost | Provision | Provision for ECL on debt securities at amortised cost
Available-for-sale securities/Investment securities
Investment securities	(27)	(9)
AASB 9 Financial Instruments | Government and semi-government debt securities
Available-for-sale securities/Investment securities
Investment securities	74,340
AASB 9 Financial Instruments | Government and semi-government debt securities | FVOCI
Available-for-sale securities/Investment securities
Investment securities	73,486	53,389
AASB 9 Financial Instruments | Government and semi-government debt securities | Amortised cost | Gross amount
Available-for-sale securities/Investment securities
Investment securities	881	736
AASB 9 Financial Instruments | Other debt securities
Available-for-sale securities/Investment securities
Investment securities	17,046
AASB 9 Financial Instruments | Other debt securities | FVOCI
Available-for-sale securities/Investment securities
Investment securities	16,916	19,058
AASB 9 Financial Instruments | Other debt securities | Amortised cost | Gross amount
Available-for-sale securities/Investment securities
Investment securities	130	93
AASB 9 Financial Instruments | Equity securities
Available-for-sale securities/Investment securities
Investment securities	153
AASB 9 Financial Instruments | Equity securities | FVOCI
Available-for-sale securities/Investment securities
Investment securities	153	134
Parent Entity
Available-for-sale securities/Investment securities
Investment securities	85,826	68,398
Parent Entity | AASB 9 Financial Instruments
Available-for-sale securities/Investment securities
Investment securities	85,826	68,398
Parent Entity | AASB 9 Financial Instruments | FVOCI
Available-for-sale securities/Investment securities
Investment securities	85,823	68,371
Parent Entity | AASB 9 Financial Instruments | Amortised cost
Available-for-sale securities/Investment securities
Investment securities	3	27
Parent Entity | AASB 9 Financial Instruments | Amortised cost | Gross amount
Available-for-sale securities/Investment securities
Investment securities	3	27
Parent Entity | AASB 9 Financial Instruments | Government and semi-government debt securities | FVOCI
Available-for-sale securities/Investment securities
Investment securities	69,929	50,980
Parent Entity | AASB 9 Financial Instruments | Government and semi-government debt securities | Amortised cost | Gross amount
Available-for-sale securities/Investment securities
Investment securities		23
Parent Entity | AASB 9 Financial Instruments | Other debt securities | FVOCI
Available-for-sale securities/Investment securities
Investment securities	15,826	17,325
Parent Entity | AASB 9 Financial Instruments | Other debt securities | Amortised cost | Gross amount
Available-for-sale securities/Investment securities
Investment securities	3	4
Parent Entity | AASB 9 Financial Instruments | Equity securities | FVOCI
Available-for-sale securities/Investment securities
Investment securities	$ 68	$ 66